Equity (Statutory Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 4,374	$ 5,942
Statutory net income (loss)	1,186	(1,022)	$ 1,543
Brighthouse Life Insurance Co of NY [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	196	321
Statutory net income (loss)	$ (87)	$ 17	$ 11